Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Contracted concessional assets	$ 8,161,129	$ 8,549,181
Investments carried under the equity method	139,925	53,419
Other receivables accounts	88,405	41,099
Derivative assets	3,182	11,571
Financial investments	91,587	52,670
Deferred tax assets	147,966	136,066
Total non-current assets	8,540,607	8,791,336
Current assets
Inventories	20,268	18,924
Trade receivables	242,008	163,856
Credits and other receivables	75,560	72,539
Trade and other receivables	317,568	236,395
Financial investments	218,577	240,834
Cash and cash equivalents	562,795	631,542
Total current assets	1,119,208	1,127,695
Total assets	9,659,815	9,919,031
Equity attributable to the Company
Share capital	10,160	10,022
Parent company reserves	1,900,800	2,029,940
Other reserves	73,797	95,011
Accumulated currency translation differences	(90,824)	(68,315)
Retained earnings	(385,457)	(449,274)
Non-controlling interest	206,380	138,728
Total equity	1,714,856	1,756,112
Non-current liabilities
Long-term corporate debt	695,085	415,168
Borrowings	3,351,780	4,081,093
Notes and bonds	718,129	745,566
Long-term project debt	4,069,909	4,826,659
Grants and other liabilities	1,641,752	1,658,126
Related parties	17,115	33,675
Derivative liabilities	298,744	279,152
Deferred tax liabilities	248,996	211,000
Total non-current liabilities	6,971,601	7,423,780
Current liabilities
Short-term corporate debt	28,706	268,905
Borrowings	754,135	233,214
Notes and bonds	28,304	31,241
Short-term project debt	782,439	264,455
Trade payables and other current liabilities	128,062	192,033
Income and other tax payables	34,151	13,746
Total current liabilities	973,358	739,139
Total equity and liabilities	$ 9,659,815	$ 9,919,031